Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of cash and cash equivalents
Detail of cash and cash equivalents

Cash and cash equivalent break down as follows:

(in thousands of euros)	As of December 31, 2021	As of December 31, 2020
Cash and bank accounts	83,921	119,151
Net cash and cash equivalents	83,921	119,151